Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common unitholders, units issued	61,346,058	44,848,703
Common unitholders, units outstanding	61,346,058	44,848,703
Maximum [Member]
Allowance for doubtful accounts	1	1